CAPITAL STOCK AND OTHER RELATED ACCOUNTS - Schedule of Capital Stock and Other Capital Related Accounts (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($) Vote $ / shares shares	Dec. 31, 2024 ARS ($) shares	Jun. 30, 2023 $ / shares
Disclosure of capital stock and other capital related accounts [abstract]
Capital stock	$ 58,348	$ 58,348
Capital adjustment	123,324,276	123,324,276
Share premium	182,839,197	182,839,197
Treasury shares trading premium	492,386	492,386
Merger premium	41,109,656	41,109,656
Total	$ 347,823,863	$ 347,823,863
Number of common shares issued (in shares) | shares	583,483,151	583,483,000
Par value per share (in pesos per share) | $ / shares	$ 0.10		$ 0.10
Number of votes per share | Vote	1